Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	$ 214.8	$ 193.8	$ 556.0	$ 529.3
Over-time Revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	210.3	182.7	533.8	496.5
Point-in-time Revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	4.5	11.1	22.2	32.8
Payments-based Revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	196.8	171.9	494.4	465.4
Subscription-based revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	$ 18.0	$ 21.9	$ 61.6	$ 63.9